Condensed Consolidating Financial Statements - Condensed Consolidating Statements of Comprehenisve Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 44,559	$ 15,883	$ 502	$ 25,117	$ 26,869	$ 30,974	$ 29,009	$ 27,265	$ 21,174	$ 68,371	$ 108,422	$ 47,363
Foreign currency translation adjustment	(3,567)				939					1,355	(1,865)	2,255
Change in fair value of derivative instruments, net of taxes	(1,430)				(10,621)					(8,452)	1,576	(4,720)
Reclassification of settled contracts, net of taxes	1,797				(100)					1,005	4,720	18,736
Other comprehensive income (loss)	(3,200)				(9,782)					(6,092)	4,431	16,271
Comprehensive income	41,359				17,087					62,279	112,853	63,634
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	44,559				26,869					68,371	108,422	47,363
Foreign currency translation adjustment	(3,567)				939					1,355	(1,865)	2,255
Change in fair value of derivative instruments, net of taxes	(1,430)				(10,621)					(8,452)	1,576	(4,720)
Reclassification of settled contracts, net of taxes	1,797				(100)					1,005	4,720	18,736
Other comprehensive income (loss)	(3,200)				(9,782)					(6,092)	4,431	16,271
Comprehensive income	41,359				17,087					62,279	112,853	63,634
Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	104				50					(3,066)	166	(96)
Foreign currency translation adjustment	0				0					0	0	0
Change in fair value of derivative instruments, net of taxes	0				0					0	0	0
Reclassification of settled contracts, net of taxes	0				0					0	0	0
Other comprehensive income (loss)	0				0					0	0	0
Comprehensive income	104				50					(3,066)	166	(96)
Non-Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(532)				(303)					(1,586)	(1,470)	(475)
Foreign currency translation adjustment	(3,567)				939					1,355	(1,865)	2,255
Change in fair value of derivative instruments, net of taxes	0				0					0	0	0
Reclassification of settled contracts, net of taxes	0				0					0	0	0
Other comprehensive income (loss)	(3,567)				939					1,355	(1,865)	2,255
Comprehensive income	(4,099)				636					(231)	(3,335)	1,780
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	428				253					4,652	1,304	571
Foreign currency translation adjustment	3,567				(939)					(1,355)	1,865	(2,255)
Change in fair value of derivative instruments, net of taxes	0				0					0	0	0
Reclassification of settled contracts, net of taxes	0				0					0	0	0
Other comprehensive income (loss)	3,567				(939)					(1,355)	1,865	(2,255)
Comprehensive income	$ 3,995				$ (686)					$ 3,297	$ 3,169	$ (1,684)